Columbia Overseas Value Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.4%
Issuer	Shares	Value ($)
Australia 3.1%
Northern Star Resources Ltd.	7,110,346	96,918,476
Paladin Energy Ltd.(a)	7,188,503	58,832,420
Santos Ltd.	9,477,829	53,186,811
Total		208,937,707
Belgium 0.3%
Lakefront Biotherapeutics NV, ADR(a)	746,801	21,171,808
Brazil 1.2%
Banco do Brasil SA	17,034,614	69,461,500
Cosan SA(a)	20,666,303	15,649,618
Total		85,111,118
Canada 4.6%
Finning International, Inc.	826,178	62,401,563
NexGen Energy Ltd.(a)	4,032,070	46,610,729
Nutrien Ltd.	623,030	42,708,706
Pan American Silver Corp.	895,044	51,008,558
Teck Resources Ltd., Class B	1,042,507	68,972,263
Vermilion Energy, Inc.	3,581,160	39,858,311
Total		311,560,130
China 1.9%
Ping An Insurance Group Co. of China Ltd., Class H	16,702,500	127,926,785
Finland 1.0%
UPM-Kymmene OYJ	2,215,232	64,719,751
France 7.6%
AXA SA	3,572,870	164,757,029
BNP Paribas SA	459,309	49,510,193
Eiffage SA	251,554	36,406,760
Sanofi SA	1,093,153	95,824,860
TotalEnergies SE	1,967,420	172,627,014
Total		519,125,856
Germany 3.3%
Duerr AG	986,906	23,927,463
E.ON SE	3,188,688	67,691,000
Fresenius Medical Care AG	1,403,052	60,804,116
KION Group AG	692,133	35,285,159
Common Stocks (continued)
Issuer	Shares	Value ($)
Siemens AG, Registered Shares	116,513	36,531,520
Total		224,239,258
Greece 2.2%
Piraeus Bank SA(a)	13,899,301	147,470,791
Hong Kong 4.3%
BOC Hong Kong Holdings Ltd.	17,977,000	109,845,542
Sun Hung Kai Properties Ltd.	5,639,500	94,713,939
WH Group Ltd.	78,533,830	90,630,880
Total		295,190,361
Ireland 2.0%
Bank of Ireland Group PLC	6,730,712	136,761,255
Israel 1.2%
Check Point Software Technologies Ltd.(a)	618,273	83,497,769
Italy 3.4%
BPER Banca SPA	10,582,731	143,270,630
Buzzi SpA	883,699	47,735,454
PRADA SpA	8,541,100	39,942,389
Total		230,948,473
Ivory Coast 0.8%
Endeavour Mining PLC	861,259	52,938,686
Japan 20.7%
Daiichi Life Group, Inc.	8,000,700	81,754,572
Daiwabo Holdings Co., Ltd.	3,291,100	70,679,793
Iyogin Holdings, Inc.	2,962,500	56,852,097
Kinden Corp.	508,700	22,879,874
Macnica Holdings, Inc.	3,340,700	65,230,111
MatsukiyoCocokara & Co.	4,005,900	57,108,567
Mebuki Financial Group, Inc.	15,095,700	126,202,512
Medipal Holdings Corp.	2,768,100	47,744,142
Nippon Television Holdings, Inc.	2,632,000	46,925,338
ORIX Corp.	2,443,300	95,286,581
Sankyo Co., Ltd.	5,351,600	54,208,152
Sanwa Holdings Corp.	1,135,300	25,890,447
Shimamura Co., Ltd.	3,434,200	70,984,751
Ship Healthcare Holdings, Inc.	1,299,500	17,023,088
Subaru Corp.	3,843,300	58,327,353

Columbia Overseas Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Corp.	2,600,900	114,692,945
Sumitomo Mitsui Financial Group, Inc.	4,314,300	157,354,998
Sundrug Co., Ltd.	925,100	21,067,640
Tokyo Tatemono Co., Ltd.	3,704,700	75,975,364
TOPPAN Holdings, Inc.	1,227,900	35,172,070
Toyota Tsusho Corp.	1,858,300	80,964,481
TV Asahi Holdings Corp.	1,216,000	23,919,921
Total		1,406,244,797
Jersey 0.9%
Yellow Cake PLC(a)	8,170,634	62,425,306
Kazakhstan 0.6%
Kaspi.KZ JSC, ADR	448,275	40,524,060
Netherlands 5.6%
ASR Nederland NV	1,882,966	140,955,881
ING Groep NV	4,597,475	142,408,799
Koninklijke Ahold Delhaize NV	1,681,279	70,930,955
Prosus NV, Class N(a)	587,616	26,724,521
Total		381,020,156
Norway 2.7%
DNB Bank ASA	3,934,943	122,370,403
Leroy Seafood Group ASA	13,487,118	63,741,983
Total		186,112,386
Poland 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	2,797,302	79,395,251
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d),(e)	106,132	—
Singapore 1.7%
BW LPG Ltd.	1,716,887	33,650,985
Venture Corp., Ltd.	5,702,000	80,419,168
Total		114,070,153
South Africa 1.4%
Impala Platinum Holdings Ltd.	3,376,046	48,110,230
Thungela Resources Ltd.	5,326,633	47,686,692
Total		95,796,922
South Korea 0.5%
Youngone Corp.	649,225	34,140,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.8%
Banco Santander SA	15,438,701	193,074,084
Endesa SA	1,518,059	63,496,012
Total		256,570,096
Switzerland 1.1%
Nestlé SA, Registered Shares	749,022	75,998,798
United Arab Emirates 0.6%
Emaar Properties PJSC	13,034,900	42,185,519
United Kingdom 7.7%
AstraZeneca PLC	305,825	56,782,528
British American Tobacco PLC	563,740	34,882,315
Centrica PLC	22,885,886	57,734,696
HSBC Holdings PLC	3,484,116	65,425,569
Imperial Brands PLC	3,972,760	144,058,927
Marks & Spencer Group PLC	16,781,883	80,142,253
TP Icap Group PLC	19,911,191	81,944,809
Total		520,971,097
United States 11.0%
Burford Capital Ltd.	9,304,187	43,171,428
Diversified Energy Co.	3,432,026	49,935,978
Energy Fuels, Inc.(a)	2,610,160	47,557,115
Flutter Entertainment PLC(a)	217,079	21,052,322
Insmed, Inc.(a)	190,211	20,335,458
Jazz Pharmaceuticals PLC(a)	234,745	55,514,845
JBS NV, Class A	3,412,195	42,550,072
Primo Brands Corp., Class A	5,804,692	143,956,362
Roche Holding Ag	134,954	56,781,954
Shell PLC	5,549,324	234,488,878
Smurfit WestRock PLC	736,560	30,309,444
Total		745,653,856
Total Common Stocks (Cost $5,099,148,492)		6,550,708,849

Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
United States 0.8%
iShares MSCI EAFE Value ETF	721,447	56,734,592
Total Exchange-Traded Equity Funds (Cost $53,660,730)		56,734,592
Columbia Overseas Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2026 (Unaudited)

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $2,064,763)	514,944

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(f),(g)	123,307,948	123,258,625
Total Money Market Funds (Cost $123,256,663)		123,258,625
Total Investments in Securities (Cost $5,278,130,648)		6,731,217,010
Other Assets & Liabilities, Net		67,876,966
Net Assets		$6,799,093,976
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
158,444,000 NZD	94,892,032 USD	Barclays	07/06/2026	—	(97,681)
20,979,188,000 JPY	134,794,508 USD	Citi	07/06/2026	2,697,267	—
136,705,218,000 KRW	94,156,084 USD	Goldman Sachs International	07/06/2026	3,437,408	—
13,423,393 USD	20,231,738,000 KRW	Goldman Sachs International	07/06/2026	2,550	—
28,945,000 EUR	33,733,881 USD	HSBC	07/06/2026	—	(77,758)
34,118,000 SGD	27,062,764 USD	HSBC	07/06/2026	264,328	—
392,984,219 USD	541,993,000 AUD	HSBC	07/06/2026	—	(3,689,075)
263,661,682 USD	193,544,000 GBP	HSBC	07/06/2026	—	(3,031,848)
74,487,131 USD	683,009,000 SEK	HSBC	07/06/2026	—	(381,381)
209,618,323 USD	177,649,000 EUR	JPMorgan	07/06/2026	—	(2,100,486)
250,691,000 NOK	27,072,514 USD	Morgan Stanley	07/06/2026	—	(24,458)
230,160,417 USD	177,912,000 CHF	Morgan Stanley	07/06/2026	—	(1,388,916)
40,566,695 USD	256,752,000 DKK	Morgan Stanley	07/06/2026	—	(424,369)
522,665,000 CAD	384,267,292 USD	UBS	07/06/2026	4,584,969	—
Total				10,986,522	(11,215,972)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	14,628,224	9,536	22.00	06/17/2026	2,064,763	514,944
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022 - 01/26/2022	106,132	8,693,218	—

Columbia Overseas Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	54,520,340	609,034,826	(540,289,822)	(6,719)	123,258,625	(19,189)	819,558	123,307,948
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Overseas Value Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT208_(07/26)